                     PAINEWEBBER PACE SELECT ADVISORS TRUST
              (ON BEHALF OF PACE GLOBAL FIXED INCOME INVESTMENTS)

                         PAINEWEBBER INVESTMENT SERIES
                 (ON BEHALF OF PAINEWEBBER GLOBAL INCOME FUND)

                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Global Fixed Income Investments ("PACE Global Fixed Income Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Global Income Fund ("Global Income Fund"), a series of PaineWebber Investment Series ("Investment Series"), in exchange solely for shares of PACE Global Fixed Income Fund and the assumption by PACE Global Fixed Income Fund of all of Global Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Global Fixed Income Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Global Fixed Income Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Global Fixed Income Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of Global Income Fund, dated April 30, 2000, which is incorporated by reference from Investment Series' Form N-30D, SEC File Number 811-05259, filed on July 10, 2000, accession number 0000950130-00-003805; and

     (4) The Annual Report to Shareholders of Global Income Fund for the fiscal year ended October 31, 1999, which is incorporated by reference from Investment Series' Form N-30D, SEC File Number 811-05259, filed on January 5, 2000, accession number 0000889812-00-000025.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 20, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 20, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Global Income Fund and PACE Global Fixed Income Fund as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed significantly since that date, primarily because one or more new sub-advisers have realigned their portion of each Fund's portfolio to reflect their proprietary investment strategies. These changes are greater for Global Income Fund because all its assets were allocated between two new sub-advisers on October 10, 2000. On that date, PACE Global Fixed Income Fund appointed a second sub-adviser. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

     As of November 30, 2000, none of Global Income Fund's holdings were incompatible with PACE Global Fixed Income Fund's holdings or would have to be sold if Global Income Fund's shareholders approve the Reorganization.

PACE GLOBAL FIXED INCOME INVESTMENTS
PAINEWEBBER GLOBAL INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000 (UNAUDITED)

                                                                                                                        PRO FORMA
                                                                                                                        COMBINED
                                                                                                                       PACE GLOBAL
                                                                     PACE GLOBAL FIXED     PW GLOBAL                   FIXED INCOME
                                                                     INCOME INVESTMENTS   INCOME FUND    ADJUSTMENTS   INVESTMENTS
                                                                     ------------------   ------------   -----------   ------------
ASSETS
Investments in securities, at value (cost - $105,539,516,
 $291,405,264 and $396,944,780, respectively)                          $ 99,518,950       $274,851,675   $        -    $374,370,625
Investment of cash collateral for securities loaned (cost -
 $9,073,875, $11,566,890 and $20,640,765, respectively)                   9,073,875         11,566,890            -      20,640,765
Cash (including cash denominated in foreign currencies, at value)           172,970                118            -         173,088
Receivable for investments sold                                             859,552          5,589,002            -       6,448,554
Receivable for shares of beneficial interest sold                            88,317          1,015,418            -       1,103,735
Unrealized appreciation of forward foreign currency contracts               404,023                  -            -         404,023
Dividends and interest receivable                                         1,603,698          5,654,620            -       7,258,318
Deferred organizational expenses                                              1,025                  -            -           1,025
Other assets                                                                 17,958             75,936            -          93,894
                                                                       ------------       ------------   ----------    ------------
Total assets                                                            111,740,368        298,753,659            -     410,494,027
                                                                       ------------       ------------   ----------    ------------
LIABILITIES
Payable for cash collateral for securities loaned                         9,073,875         11,566,890            -      20,640,765
Payable for investments purchased                                         1,306,383          6,237,000            -       7,543,383
Payable for shares of beneficial interest repurchased                        47,038          1,039,677            -       1,086,715
Unrealized depreciation of forward foreign currency contracts               396,458            439,697            -         836,155
Payable to affiliates                                                        45,469            177,649            -         223,118
Accrued expenses and other liabilities                                       40,163            410,160            -         450,323
                                                                       ------------       ------------   ----------    ------------
Total liabilities                                                        10,909,386         19,871,073            -      30,780,459
                                                                       ------------       ------------   ----------    ------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
 9,445,090, 29,782,332 and 35,568,719 respectively                      115,720,172        324,744,899            -      40,465,071
Accumulated distributions in excess of net investment income (loss)      (1,527,019)          (171,420)           -      (1,698,439)
Accumulated net realized losses from investment transactions             (7,321,538)       (29,137,304)           -     (36,458,842)
Net unrealized depreciation of investments                               (6,040,633)       (16,553,589)           -     (22,594,222)
                                                                       ------------       ------------   ----------    ------------
Net assets applicable to shares outstanding                            $100,830,982       $278,882,586   $        -    $379,713,568
                                                                       ============       ============   ==========    ============

 CLASS P:
Net assets                                                             $100,830,982       $          -   $        -    $100,830,982
                                                                       ------------       ------------   ----------    ------------
Shares outstanding                                                        9,445,090                  -            -       9,445,090
                                                                       ------------       ------------   ----------    ------------
Net asset value and offering price per share                           $      10.68       $          -   $        -    $      10.68
                                                                       ============       ============   ==========    ============
 CLASS A:
Net assets                                                             $          -       $249,722,305   $        -    $249,722,305
                                                                       ------------       ------------   ----------    ------------
Shares outstanding                                                                -         26,663,816   (3,271,704)     23,392,112
                                                                       ------------       ------------   ----------    ------------
Net asset and redemption value per share                               $          -       $       9.37   $        -    $      10.68
                                                                       ============       ============   ==========    ============
Maximum offering price per share (net asset value plus sales
 charge of 4% of offering price)                                       $          -       $       9.76   $        -    $      11.12
                                                                       ============       ============   ==========    ============
 CLASS B:
Net assets                                                             $          -       $  5,306,625   $        -    $  5,306,625
                                                                       ------------       ------------   ----------    ------------
Shares outstanding                                                                -            570,316      (73,231)        497,085
                                                                       ------------       ------------   ----------    ------------
Net asset value and offering price per share                           $          -       $       9.30   $        -    $      10.68
                                                                       ============       ============   ==========    ============
 CLASS C:
Net assets                                                             $          -       $ 17,439,735   $        -    $ 17,439,735
                                                                       ------------       ------------   ----------    ------------
Shares outstanding                                                                -          1,862,962     (229,338)      1,633,624
                                                                       ------------       ------------   ----------    ------------
Net asset value and offering price per share                           $          -       $       9.36   $        -    $      10.68
                                                                       ============       ============   ==========    ============
 CLASS Y:
Net assets                                                             $          -       $  6,413,921   $        -    $  6,413,921
                                                                       ------------       ------------   ----------    ------------
Shares outstanding                                                                -            685,238      (84,430)        600,808
                                                                       ------------       ------------   ----------    ------------
Net asset value and offering price per share                           $          -       $       9.36   $        -    $      10.68
                                                                       ============       ============   ==========    ============

           See accompanying notes to pro forma financial statements

PACE GLOBAL FIXED INCOME INVESTMENTS
PAINEWEBBER GLOBAL INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                       PRO FORMA
                                                                                                                       COMBINED
                                                                  PACE GLOBAL                                         PACE GLOBAL
                                                                  FIXED INCOME      PW GLOBAL                         FIXED INCOME
                                                                  INVESTMENTS      INCOME FUND     ADJUSTMENTS        INVESTMENTS
                                                                  ------------    -------------    -----------       --------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes, if any)             $  5,703,986     $ 22,825,776    $          -       $ 28,529,762
                                                                  ------------     ------------    ------------       ------------
                                                                     5,703,986       22,825,776               -         28,529,762
                                                                  ------------     ------------    ------------       ------------
EXPENSES:
  Investment advisory and administration                               821,382        2,545,116         169,674 (a)      3,536,172
  Shareholder distribution and servicing fees                                -          966,752               -            966,752
  Transfer agency fees and expenses                                     96,771          264,528               -            361,299
  Reports and notices to shareholders                                   24,921          129,596        (103,677)(b)         50,840
  Legal and audit                                                       37,266           76,860         (76,860)(b)         37,266
  Trustees' fees                                                        26,250           13,500         (13,500)(b)         26,250
  Federal and state registration fees                                   23,239           36,654         (29,323)(b)         30,570
  Amortization of organizational expenses                               19,032                -               -             19,032
  Custody and accounting                                               155,144          191,822               -            346,966
  Other expenses                                                        10,533           99,144               -            109,677
                                                                  ------------     ------------    ------------       ------------
                                                                     1,214,538        4,323,972         (53,686)         5,484,824
  Less: fee waivers from adviser                                      (240,342)         (23,453)              -           (263,795)
                                                                  ------------     ------------    ------------       ------------
  Net expenses                                                         974,196        4,300,519         (53,686)         5,221,029
                                                                  ------------     ------------    ------------       ------------
  Net investment income                                              4,729,790       18,525,257          53,686         23,308,733
                                                                  ------------     ------------    ------------       ------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
  Net realized losses from investment transactions                  (7,432,581)     (17,030,667)              -        (24,463,248)
  Net change in unrealized depreciation of investments              (2,604,355)     (32,468,704)              -        (35,073,059)
                                                                  ------------     ------------    ------------       ------------
Net realized and unrealized losses from investment activities      (10,036,936)     (49,499,371)              -        (59,536,307)
                                                                  ------------     ------------    ------------       ------------
Net increase (decrease) in net assets resulting from operations   $ (5,307,146)    $(30,974,114)   $     53,686       $(36,227,574)
                                                                  ============     ============    ============       ============

-------------------------
(a) Reflects increase in fees resulting from the higher fee schedule of PACE Global Fixed Income Investments.
(b)  Reflects the anticipated savings of the merger.

           See accompanying notes to pro forma financial statements

PACE GLOBAL FIXED INCOME INVESTMENTS
PAINEWEBBER GLOBAL INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
 COMBINED                                                                               PACE GLOBAL                   PACE GLOBAL
 PRINCIPAL                                                  MATURITY      INTEREST     FIXED INCOME      PW GLOBAL   FIXED INCOME
 AMOUNT (000)**                                              DATES          RATES       INVESTMENTS     INCOME FUND   INVESTMENTS
---------------                                            ---------      ---------    -------------    -----------  ------------
              LONG-TERM GLOBAL DEBT SECURITIES - 85.83%

              BRAZIL - 1.24%
     $ 2,326  Federal Republic of Brazil, DCB           04/15/12              7.438+     $         -   $  1,731,416   $  1,731,416
       1,437  Federal Republic of Brazil                01/15/20             12.750                -      1,402,512      1,402,512
       1,970  Federal Republic of Brazil                05/15/27             10.125                -      1,556,300      1,556,300
                                                                                         -----------   ------------   ------------
                                                                                                   -      4,690,228      4,690,228
                                                                                         -----------   ------------   ------------

              CANADA - 3.80%
      13,850  Government of Canada                      09/01/01             7.000                 -      9,404,999      9,404,999
       7,700  Government of Canada                 6/01/09 to 06/01/10       5.500%        5,019,613              -      5,019,613
                                                                                         -----------   ------------   ------------
                                                                                           5,019,613      9,404,999     14,424,612
                                                                                         -----------   ------------   ------------

              AUSTRALIA - 1.14%
       4,354  National Australia Bank                   05/19/10             7.434                 -      4,342,310      4,342,310
                                                                                         -----------   ------------   ------------

              DENMARK - 2.27%
      66,170  Kingdom of Denmark                  03/15/06 to 11/15/11   6.000 to 8.000    8,612,900              -      8,612,900
                                                                                         -----------   ------------   ------------

              FRANCE - 1.20%
       4,870  Government of France                      10/25/07             5.500                 -      4,569,647      4,569,647
                                                                                         -----------   ------------   ------------

              GERMANY - 8.76%
       5,100  Federal Republic of Germany               02/17/04             3.250                 -      4,438,579      4,438,579
       7,545  Federal Republic of Germany               07/04/09             4.000                 -      6,381,210      6,381,210
USD    5,750  Deutsche Ausgleichsbank                   06/23/05             7.000                 -      5,730,427      5,730,427
      18,130  Federal Republic of Germany         06/14/02 to 07/04/10   4.500 to 5.375   16,707,743              -     16,707,743
                                                                                         -----------   ------------   ------------
                                                                                          16,707,743     16,550,216     33,257,959
                                                                                         -----------   ------------   ------------
              ITALY - 6.35%
      10,647  Republic of Italy                         04/01/04             8.500                 -     10,858,302     10,858,302
USD    9,744  Republic of Italy                         05/02/02             6.750                 -      9,707,460      9,707,460
JPY  200,000  Republic of Italy                         05/12/02             0.375           726,355              -        726,355
       3,120  Republic of Italy                         05/01/08             5.000         2,801,572              -      2,801,572
                                                                                         -----------   ------------   ------------
                                                                                           3,527,927     20,565,762     24,093,689
                                                                                         -----------   ------------   ------------

              JAPAN - 2.95%
     100,000  Export - Import Bank of Japan             10/01/03             4.375         1,018,052              -      1,018,052
     100,000  Inter-American Development Bank           02/05/02             2.250           938,558              -        938,558
     900,000  Japan Government Bond                     06/22/15             0.900         8,328,395              -      8,328,395
     100,000  Primus Financial Services                 12/16/02             0.790           910,841              -        910,841
                                                                                         -----------   ------------   ------------
                                                                                          11,195,846              -     11,195,846
                                                                                         -----------   ------------   ------------

              KOREA - 0.63%
USD    1,860  Republic of Korea                         04/15/08             8.875                 -      1,925,100      1,925,100
JPY   34,000  Korea Development Bank                    08/16/02             2.700           311,929              -        311,929
JPY   20,000  Korea Industrial Leasing Corp.            08/07/02             2.200           174,101              -        174,101
                                                                                         -----------   ------------   ------------
                                                                                             486,030      1,925,100      2,411,130
                                                                                         -----------   ------------   ------------

              MALAYSIA - 1.88%
USD    3,025  Government of Malaysia                    05/01/09             8.750                 -      3,150,538      3,150,538
USD    3,092  Petroliam Nasional Berhad  ***            10/15/26             7.625                 -      2,759,610      2,759,610
USD      300  Malaysia                                  06/01/09             8.750           312,765              -        312,765
USD      520  Petroliam Nasional Berhad (Petronas)      08/15/15             7.750           483,600              -        483,600
USD      450  Tenaga Nasional Berhad                    04/29/07             7.200           447,043              -        447,043
                                                                                         -----------   ------------   ------------
                                                                                           1,243,408      5,910,148      7,153,556
                                                                                         -----------   ------------   ------------

              MEXICO - 2.92%
USD    5,400  PEMEX Finance Limited                     11/15/03             6.125                 -      5,227,566      5,227,566
USD    2,820  United Mexican States Series B, DISC      12/31/19             7.603+                -      2,802,375      2,802,375
USD    1,000  PEMEX Petroleum                           09/15/27             9.500         1,025,000              -      1,025,000
EUR    2,245  United Mexican States#                    03/08/10             7.500         2,049,235              -      2,049,235
                                                                                         -----------   ------------   ------------

                                                                                           3,074,235      8,029,941     11,104,176
                                                                                         -----------   ------------   ------------

              NETHERLANDS - 9.42%
      37,542  Government of Netherlands(1)         9/15/01 to 1/15/28    3.750 to 8.750   11,960,550     22,821,900     34,782,450
USD    1,000  Repsol International Finance B.V.         07/15/05             7.450           993,500              -        993,500
                                                                                         -----------   ------------   ------------
                                                                                          12,954,050     22,821,900     35,775,950
                                                                                         -----------   ------------   ------------

              NORWAY - 1.24%
      42,600  Kingdom of Norway                   11/30/04 to 05/15/09   5.500 to 6.750    4,703,948              -      4,703,948
                                                                                         -----------   ------------   ------------

              PANAMA - 0.59%
       2,330  Republic of Panama                        04/01/29             9.375                 -      2,253,110      2,253,110
                                                                                         -----------   ------------   ------------


              POLAND - 1.50%
      14,975  Republic of Poland                        06/12/04            10.000                 -      2,906,795      2,906,795
USD    3,090  Republic of Poland, PDI                   10/27/14             6.000                 -      2,796,450      2,796,450
                                                                                         -----------   ------------   ------------
                                                                                                   -      5,703,245      5,703,245
                                                                                         -----------   ------------   ------------

              SOUTH KOREA - 0.80%
USD    2,930  Republic of South Korea                   04/15/08             8.875         3,055,111              -      3,055,111
                                                                                         -----------   ------------   ------------

              SPAIN - 0.86%
       3,600  Kingdom of Spain                          07/30/09             5.150         3,258,388              -      3,258,388
                                                                                         -----------   ------------   ------------


                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
 COMBINED                                                                                PACE GLOBAL                    PACE GLOBAL
 PRINCIPAL                                              MATURITY         INTEREST        FIXED INCOME    PW GLOBAL     FIXED INCOME
 AMOUNT (000)**                                          DATES             RATES         INVESTMENTS   INCOME FUND     INVESTMENTS
---------------                                        ----------       ----------       ------------   -----------    ------------

               TRINIDAD & TOBAGO - 1.09%
        2,000  Republic of Trinidad & Tobago***         10/01/09           9.875                    -      2,080,000      2,080,000
        2,000  Republic of Trinidad & Tobago##          07/01/20           9.750                    -      2,050,000      2,050,000
                                                                                         ------------   ------------   ------------
                                                                                                    -      4,130,000      4,130,000
                                                                                         ------------   ------------   ------------

               TUNISIA - 0.09%
USD       400  Banque Centrale de Tunisie               09/19/27           8.250              346,000              -        346,000
                                                                                         ------------   ------------   ------------

               TURKEY - 0.47%
        1,698  Republic of Turkey                       11/05/04          11.875                    -      1,801,578      1,801,578
                                                                                         ------------   ------------   ------------

               QATAR - 0.81%
USD     3,060  State of Qatar                           06/15/30           9.750                    -      3,078,972      3,078,972
                                                                                         ------------   ------------   ------------

               UNITED KINGDOM - 8.11%
       18,175  United Kingdom Gilt             8/27/02 to 12/07/03    6.500 to 10.000               -     29,530,763     29,530,763
USD     1,300  Diageo PLC                            06/24/04              6.625            1,266,714              -      1,266,714
                                                                                         ------------   ------------   ------------
                                                                                            1,266,714     29,530,763     30,797,477
                                                                                         ------------   ------------   ------------

               UNITED STATES - 27.69%
        2,921  Abbey National Capital Trust             12/29/49++         8.963                    -      2,920,241      2,920,241
        1,100  Amoco Corp.                              06/09/08           6.000            1,011,450              -      1,011,450
        1,000  AT&T Universal Card Master Trust         09/17/03           6.878            1,000,300              -      1,000,300
JPY   107,000  BMW US Capital Corp.                     12/20/02           0.700              974,908              -        974,908
        7,050  Clorox Corporation                       07/15/01           8.800                    -      7,181,426      7,181,426
        4,145  FMR Corp.                                06/15/29           7.570                    -      4,001,152      4,001,152
       14,585  FNMA                                 1/15/02 to 9/15/09     6.625                    -     14,297,766     14,297,766
        7,050  Ford Motor Capital Corporation BV        07/01/01           9.500                    -      7,182,653      7,182,653
        1,000  Ford Motor Credit Co.                    03/15/05           7.500              995,383              -        995,383
JPY   131,000  General Motors Acceptance Corp.          07/26/02           0.299            1,183,658              -      1,183,658
        5,815  General Motors Acceptance
                Corporation                             11/10/03           5.750                    -      5,528,704      5,528,704
        2,745  HSBC Capital Funding LP***               12/31/49++        10.176                    -      2,964,221      2,964,221
JPY   100,000  International Business Machines
                Corp.                                   04/14/03           0.900+             913,047              -        913,047
          500  Israel Electric Corp. Limited MTN        10/15/09           8.250              500,155              -        500,155
        4,067  Morgan Stanley Dean Witter               06/15/05           7.750                    -      4,102,570      4,102,570
EUR       915  PEMEX Master Trust                       08/02/07           7.750              839,451              -        839,451
          550  State of Israel                          03/15/10           7.750              543,523              -        543,523
JPY   200,000  Toyota Motor Credit Corp.                05/23/03           0.625            1,819,118              -      1,819,118
        8,352  U.S. Treasury Bonds(1)                   11/15/27           6.125                    -      8,466,840      8,466,840
       24,623  U.S. Treasury Inflation Index Notes  7/15/02 to 4/15/28     3.625                    -     24,063,441     24,063,441
        9,490  U.S. Treasury Notes(1)              01/15/09 to 02/15/10 3.875 to 6.500      9,752,859              -      9,752,859
        3,507  Wells Fargo Company                      09/03/02           6.500                    -      3,465,323      3,465,323
JPY   100,000  Westpac Banking Corp.                    09/24/01           0.129+             910,790              -        910,790
          550  Xerox Corp. MTN                          06/15/37           5.875              538,188              -        538,188
                                                                                         ------------   ------------   ------------
                                                                                           20,982,830     84,174,337    105,157,167
                                                                                         ------------   ------------   ------------
               Total Long-Term Global Debt
                Securities (cost-$347,994,829)                                             96,434,743    229,482,256    325,916,999
                                                                                         ------------   ------------   ------------

               SHORT-TERM GLOBAL DEBT SECURITIES -
                10.60%

               GERMANY - 2.30%
        9,459  Federal Republic of Germany              09/15/00           3.250                    -      8,749,054      8,749,054
                                                                                         ------------   ------------   ------------

               HUNGARY - 0.50%
      520,000  Government of Hungary                    06/12/01          13.500                    -      1,902,241      1,902,241
                                                                                         ------------   ------------   ------------

               ITALY - 0.30%
JPY            Republic of Italy                        06/20/01           3.500            1,126,207              -      1,126,207
                                                                                         ------------   ------------   ------------

               SPAIN - 1.94%
        7,955  Government of Spain                      01/31/01           5.000                    -      7,374,449      7,374,449
                                                                                         ------------   ------------   ------------

               UNITED STATES - 5.56%
        9,500  Federal Home Loan Bank                   08/09/00           5.710                    -      9,497,616      9,497,616
       11,656  U.S. Treasury Notes(1)            8/31/00 to 11/30/00   4.625 to 5.125               -     11,609,059     11,609,059
                                                                                         ------------   ------------   ------------
                                                                                                    -     21,106,675     21,106,675
                                                                                         ------------   ------------   ------------
               Total Short-Term Global Debt
                Securities (cost-$40,754,951)                                               1,126,207     39,132,419     40,258,626
                                                                                         ------------   ------------   ------------

               REPURCHASE AGREEMENTS - 2.16%
     $  6,237  Joint repurchase agreement dated
                7/31/00 with State Street Bank &
                Trust Co. collateralized by
                $6,789,000  U.S. Treasury Bonds,
                5.250% due 04/15/28 (value --
                $6,780,514); proceeds: $6,238,131       08/01/00           6.530                    -      6,237,000      6,237,000
        1,958  Repurchase Agreement dated 07/31/00
                with SG Warburg collateralized by
                $1,947,000 U.S. Treasury Bonds,
                6.125% due 11/15/27 (value --
                $1,998,109); proceeds: $1,958,354       08/01/00           6.500            1,958,000              -      1,958,000
                                                                                         ------------   ------------   ------------
               Total Repurchase Agreements
                (cost-$8,195,000)                                                           1,958,000      6,237,000      8,195,000
                                                                                         ------------   ------------   ------------

               Total Investments
                (cost-$396,944,780) - 98.59%                                               99,518,950    274,851,675    374,370,625
               Other assets in excess of
                liabilities - 1.41%                                                         1,312,032      4,030,911      5,342,943
                                                                                         ------------   ------------   ------------
               Net Assets - 100.00%                                                      $100,830,982   $278,882,586   $379,713,568
                                                                                         ============   ============   ============

----------------------------------------------------------

Note: The Portfolio of Investments is listed by the issuer's country of origin.
**    In local currency unless otherwise indicated.
# Security represents a unit which is composed of the stated bond with attached warrants or common stock.
+ Floating rate securities. The interest rates shown are the current rates as of July 31, 2000.
***   Securities exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
## Illiquid security valued at fair value pursuant to the Fund's procedures under the direction of the Board of Trustees.
++    Maturity date shown is the callable date for perpetual rewriting securities.
(1)   Security, or portion thereof, was on loan at July 31, 2000.
EUR   Euro Dollars.
JPY   Japanese Yen.
MTN   Medium Term Notes.
USD   U.S. Dollars.

FORWARD FOREIGN CURRENCY CONTRACTS



                                                                                                                PRO FORMA
                                                                                                                COMBINED
                                                                         PACE GLOBAL                           PACE GLOBAL
                                                                        FIXED INCOME          PW GLOBAL        FIXED INCOME
                                                                        INVESTMENTS          INCOME FUND       INVESTMENTS
                                                                        -------------        ------------     --------------
                         CONTRACT TO                       MATURITY
                           DELIVER    IN EXCHANGE FOR       DATES               UNREALIZED APPRECIATION (DEPRECIATION)
                         -----------  ----------------    ----------     ----------------------------------------------------
British Pounds               627,021   USD     938,149     09/28/00       $      2,404      $          -      $      2,404
Euro                      11,014,524   USD  10,200,000     09/28/00             43,516                 -            43,516
Euro                       9,740,849   USD   9,141,787     09/28/00            (82,790)                -           (82,790)
Euro                       5,575,123   USD   5,246,330     09/28/00            (61,462)                -           (61,462)
Euro                       3,552,471   USD   3,336,303     09/28/00            (32,502)                -           (32,502)
Japanese Yen             832,452,135   USD   7,853,322     09/28/00           (182,590)                -          (182,590)
Swedish Kronas            12,350,310   USD   1,389,499     09/28/00            (37,094)                -           (37,094)
Swedish Kronas                36,083   USD       3,972     09/28/00                (20)                -               (20)
U.S. Dollars                 202,624   CAD     136,908     09/28/00                458                 -               458
U.S. Dollars              10,350,532   DKK   1,301,626     11/24/00             11,674                 -            11,674
U.S. Dollars              17,080,498   DKK   2,146,317     11/24/00             17,632                 -            17,632
U.S. Dollars               8,982,031   EUR   8,420,654     09/28/00             67,358                 -            67,358
U.S. Dollars               5,660,954   EUR   5,315,976     09/28/00             51,284                 -            51,284
U.S. Dollars                 939,824   EUR     880,963     09/28/00              6,926                 -             6,926
U.S. Dollars                 502,493   EUR     467,319     09/28/00                  -                 -                 -
U.S. Dollars                 627,021   GBP     942,589     09/28/00              2,035                 -             2,035
U.S. Dollars               4,300,712   JPY 460,176,135     09/28/00             60,362                 -            60,362
U.S. Dollars               3,512,038   JPY 372,276,000     09/28/00             81,655                 -            81,655
U.S. Dollars              12,234,765   NOK   1,404,496     09/28/00             23,814                 -            23,814
U.S. Dollars              12,386,393   SEK   1,391,261     09/28/00             34,905                 -            34,905
                                                                          ------------      ------------     ------------
                                                                          $      7,565      $          -     $      7,565
                                                                          ============      ============     ============

CURRENCY TYPE ABBREVIATIONS:
CAD     Canadian Dollars.
DKK     Danish Krone.
EUR     Euro Dollars.
GBP     British Pounds.
JPY     Japanese Yen.
NOK     Norwegian Krone.
SEK     Swedish Krona.
USD     U.S. Dollars.


           See accompanying notes to pro forma financial statements

PACE Global Fixed Income Investments
PaineWebber Global Income Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Global Income Fund ("Global Income"), PACE Global Fixed Income Investments ("Global Fixed Income") would acquire the assets of Global Income in exchange solely for the assumption by Global Fixed Income of Global Income's assets and stated liabilities and shares of Global Fixed Income that correspond to the outstanding shares of Global Income. The number of shares to be received would be based on the relative net asset value of Global Fixed Income's shares on the effective date of the Plan and Global Income will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Global Fixed Income and Global Income at July 31, 2000 and the combined results of operations of Global Fixed Income and Global Income (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule of Global Fixed Income. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses) and the management fee waiver/expense reimbursement, shareholders of each class of shares of Global Income will not experience an increase in total expenses. Global Income currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Global Fixed Income does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $216,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-advisers. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their value as determined in good faith by or under the direction of the board.